Derivative Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Derviative Financial Liability [Abstract]
Schedule of Impact of this Transaction	The following table summarizes the impact of this transaction for the year ended December 31, 2023:
2023
USD ’000
Fair value loss	(6,453)
Gain on derecognition of warrants	134
Total amount recognised in consolidated statement of income in change in fair value of derivative financial liabilities	(6,319)

Schedule of Exercise of Warrants Outstanding	The following table is a summary of the number of shares of IGI’s common stock issuable upon exercise of warrants outstanding at December 31, 2022:
	Number of shares	Exercise price (USD)	Redemption price (USD)	Expiration date	Classification	Fair value gain for 2022 (USD ’000)	Fair value at December 31, 2022 (USD ’000)
Public warrants	12,750,000	11.5	18.0	March 17, 2025	Liability	2,168	7,395
Private warrants	4,500,000	11.5	18.0	March 17, 2025	Liability	765	2,610

Schedule of Fair Value of the Earnout Shares	The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares at each of the relevant year:
	December 31, 2023	December 31, 2022
Stock price (USD)	12.88	8.00
Expected volatility (%)	25.0%	27.5%
Risk free rate (%)	3.91%	3.98%
Expected term (in years)	4.21	5.21
Expected dividends (%)	0.31%	0.50%

Schedule of Movement on the Earnout Shares	The table below illustrates the movement on the Earnout Shares during the year:
	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Fair value of Earnout Shares at the beginning of the year	13,800	15,470
Change in fair value	20,970	(1,670)
Transfer of the vested Earnout Shares to equity	(17,480)	-
Fair value of Earnout Shares at the end of year	17,290	13,800